Streaming Arrangement (Tables)	12 Months Ended
Jun. 30, 2024
Streaming Contract Liabilities [Abstract]
Disclosure of reconciliation of the streaming contract liability
Reconciliation of the streaming contract liability:

	SA Rand
Figures in million	2024	2023
Balance at beginning of year	390	687
Finance costs related to significant financing component	18	41
Non-cash consideration for delivery of gold ounces (included in Revenue)	(323)	(338)
Balance at end of year	85	390
Current portion of streaming contract liability	85	285
Non-current portion of streaming contract liability	—	105